EMPLOYEE BENEFITS (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE BENEFITS
Expense of Employee Benefits	724,852,573	440,884,906	334,150,368